Noncontrolling Interest - Operating Partnership/Limited Partners' Equity - Preferred Units	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest - Operating Partnership / LImited Partners' Equity - Preferred Units [Abstract]
Noncontrolling Interest - Operating Partnership/Limited Partners' Equity - Preferred Units	NONCONTROLLING INTEREST - OPERATING PARTNERSHIP / LIMITED PARTNERS' EQUITY - PREFERRED UNITS
As of December 31, 2018, the Company had outstanding the following cumulative preferred units of the Operating Partnership:

ISSUE	AMOUNT	UNITS	LIQUIDATION PREFERENCE	DIVIDEND RATE
	(in 000’s)
Series I-2	$7,537	301	$25	6.25%

The preferred units are putable at the holder's option at any time and are callable at the Operating Partnership's option after a stated period of time for cash.
Preferred distributions related to the Series I units were $472,000 for each of the years ended December 31, 2018, 2017 and 2016.